Income Taxes - Summary of Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Canadian statutory income tax rate	26.50%	26.50%
Manufacturing and processing profits deduction	(0.30%)	(0.30%)
Foreign rate differentials	(0.40%)	(0.20%)
Losses not benefited	1.60%	0.80%
Utilization of losses previously not benefited	(0.10%)	(0.20%)
Earnings of equity accounted investees	(1.40%)	(1.20%)
Tax on repatriation of foreign earnings	1.40%	0.70%
Valuation allowance on deferred tax assets	(0.10%)	(0.40%)
US tax reform	(0.80%)
Research and development tax credits	(1.20%)	(1.50%)
Reserve for uncertain tax positions	(0.20%)	0.20%
Non-deductible foreign exchange losses	0.30%	1.30%
Others	(0.50%)	(0.30%)
Effective income tax rate	24.80%	25.40%